UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Small Cap Growth Fund*

* Prior to September 17, 2018, the fund was known as Putnam VT Capital Opportunities Fund.
The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (96.7%)(a)
		Shares	Value

Aerospace and defense (4.9%)

BWX Technologies, Inc.		3,825	$239,216

HEICO Corp.		5,930	549,177

Mercury Systems, Inc.(NON)		10,670	590,264

			1,378,657
Banks (0.9%)

Cadence BanCorporation		9,410	245,789

			245,789
Beverages (1.0%)

MGP Ingredients, Inc.(S)		3,585	283,143

			283,143
Biotechnology (11.8%)

Acceleron Pharma, Inc.(NON)		3,320	190,004

Amicus Therapeutics, Inc.(NON)(S)		10,600	128,154

Array BioPharma, Inc.(NON)		9,953	151,286

Ascendis Pharma A/S ADR (Denmark)(NON)		2,205	156,246

Atara Biotherapeutics, Inc.(NON)		2,560	105,856

Emergent BioSolutions, Inc.(NON)		7,520	495,042

Exact Sciences Corp.(NON)		2,665	210,322

Global Blood Therapeutics, Inc.(NON)		2,900	110,200

Ironwood Pharmaceuticals, Inc.(NON)		6,215	114,729

Ligand Pharmaceuticals, Inc.(NON)		2,495	684,853

Loxo Oncology, Inc.(NON)		740	126,414

Mirati Therapeutics, Inc.(NON)		2,800	131,880

Repligen Corp.(NON)		4,745	263,158

Sarepta Therapeutics, Inc.(NON)		1,700	274,567

Spark Therapeutics, Inc.(NON)		1,590	86,735

Vericel Corp.(NON)		6,160	87,164

			3,316,610
Building products (3.2%)

Patrick Industries, Inc.(NON)		3,980	235,616

Trex Co., Inc.(NON)		8,720	671,266

			906,882
Capital markets (5.1%)

Evercore, Inc. Class A		4,875	490,181

Focus Financial Partners, Inc. Class A(NON)(S)		9,230	438,056

Hamilton Lane, Inc. Class A		11,420	505,678

			1,433,915
Chemicals (2.8%)

Ferro Corp.(NON)		19,075	442,922

Orion Engineered Carbons SA (Luxembourg)		10,451	335,477

			778,399
Commercial services and supplies (0.8%)

BrightView Holdings, Inc.(NON)		14,335	230,077

			230,077
Construction materials (0.7%)

Summit Materials, Inc. Class A		11,350	206,343

			206,343
Diversified consumer services (4.7%)

Bright Horizons Family Solutions, Inc.(NON)		5,160	608,054

Chegg, Inc.(NON)		6,485	184,369

Grand Canyon Education, Inc.(NON)		4,825	544,260

			1,336,683
Electronic equipment, instruments, and components (3.2%)

Littelfuse, Inc.		2,195	434,369

Novanta, Inc.(NON)		6,635	453,834

			888,203
Entertainment (1.8%)

Live Nation Entertainment, Inc.(NON)		6,548	356,670

World Wrestling Entertainment, Inc. Class A		1,475	142,677

			499,347
Health-care equipment and supplies (9.3%)

AxoGen, Inc.(NON)		5,690	209,677

CONMED Corp.		4,290	339,854

Insulet Corp.(NON)		3,715	393,604

Merit Medical Systems, Inc.(NON)		10,170	624,947

Penumbra, Inc.(NON)		1,535	229,790

Quidel Corp.(NON)		7,540	491,382

Tactile Systems Technology, Inc.(NON)		4,655	330,738

			2,619,992
Health-care providers and services (1.1%)

HealthEquity, Inc.(NON)		3,325	313,913

			313,913
Health-care technology (2.0%)

Tabula Rasa HealthCare, Inc.(NON)		4,155	337,344

Teladoc, Inc.(NON)(S)		2,685	231,850

			569,194
Hotels, restaurants, and leisure (3.8%)

Planet Fitness, Inc. Class A(NON)		5,675	306,620

Wingstop, Inc.		11,040	753,701

			1,060,321
Household products (0.8%)

Central Garden & Pet Co. Class A(NON)		6,875	227,838

			227,838
Insurance (1.1%)

Kinsale Capital Group, Inc.		4,885	311,956

			311,956
IT Services (1.0%)

Evo Payments, Inc. Class A(NON)(S)		11,765	281,184

			281,184
Life sciences tools and services (0.6%)

Codexis, Inc.(NON)		9,430	161,725

			161,725
Machinery (4.2%)

Harsco Corp.(NON)		9,370	267,514

John Bean Technologies Corp. (JBT)		5,140	613,202

Proto Labs, Inc.(NON)		1,880	304,090

			1,184,806
Media (1.5%)

Cable One, Inc.		490	432,969

			432,969
Pharmaceuticals (1.4%)

Aerie Pharmaceuticals, Inc.(NON)		2,355	144,950

Medicines Co. (The)(NON)(S)		3,040	90,926

Supernus Pharmaceuticals, Inc.(NON)		2,930	147,526

			383,402
Road and rail (1.0%)

Saia, Inc.(NON)		3,810	291,275

			291,275
Semiconductors and semiconductor equipment (2.9%)

Brooks Automation, Inc.		6,885	241,182

Entegris, Inc.		6,640	192,228

Integrated Device Technology, Inc.(NON)		8,055	378,666

			812,076
Software (16.5%)

2U, Inc.(NON)		3,460	260,157

Alteryx, Inc. Class A(NON)		4,555	260,592

Blackline, Inc.(NON)		3,810	215,151

Envestnet, Inc.(NON)		7,095	432,440

Everbridge, Inc.(NON)(S)		7,770	447,863

j2 Global, Inc.		2,300	190,555

Mimecast, Ltd.(NON)		4,595	192,439

Paylocity Holding Corp.(NON)		4,245	340,958

Proofpoint, Inc.(NON)		2,015	214,255

PROS Holdings, Inc.(NON)		6,535	228,856

Q2 Holdings, Inc.(NON)		4,025	243,714

QAD, Inc. Class A		6,625	375,306

RealPage, Inc.(NON)		10,490	691,291

RingCentral, Inc. Class A(NON)		3,350	311,718

SVMK, Inc.(NON)		2,531	40,572

Talend SA ADR(NON)		2,665	185,857

			4,631,724
Specialty retail (5.8%)

At Home Group, Inc.(NON)		12,867	405,697

Five Below, Inc.(NON)		7,275	946,175

National Vision Holdings, Inc.(NON)		5,970	269,486

			1,621,358
Trading companies and distributors (2.8%)

H&E Equipment Services, Inc.		6,950	262,571

SiteOne Landscape Supply, Inc.(NON)		6,825	514,196

			776,767

Total common stocks (cost $26,222,010)			$27,184,548

SHORT-TERM INVESTMENTS (8.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	Shares	1,485,583	$1,485,583

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	979,029	979,029

U.S. Treasury Bills 2.101%, 11/8/18		$7,000	6,985

U.S. Treasury Bills 2.065%, 11/15/18		21,000	20,945

U.S. Treasury Bills 2.021%, 11/1/18		5,000	4,991

U.S. Treasury Bills 1.999%, 10/25/18		6,000	5,992

Total short-term investments (cost $2,503,527)			$2,503,525

TOTAL INVESTMENTS

Total investments (cost $28,725,537)			$29,688,073

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $28,111,916.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,124,535	$11,795,247	$12,434,199	$23,375	$1,485,583
	Putnam Short Term Investment Fund**	772,097	5,318,954	5,112,022	11,680	979,029

	Total Short-term investments	$2,896,632	$17,114,201	$17,546,221	$35,055	$2,464,612
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,485,583, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,469,593.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$932,316	$—	$—
Consumer discretionary	4,018,362	—	—
Consumer staples	510,981	—	—
Financials	1,991,660	—	—
Health care	7,364,836	—	—
Industrials	4,768,464	—	—
Information technology	6,613,187	—	—
Materials	984,742	—	—
Total common stocks	27,184,548	—	—
Short-term investments	979,029	1,524,496	—

Totals by level	$28,163,577	$1,524,496	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018